Note 20 - Fair Value Measurements - Assets Measured at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans held for sale, Total gains (losses)	$ (56)	$ 28
Mortgage servicing rights, Total gains (losses)	0	0
Impaired loanss, Total gains (losses)	(218)	(76)
Real estate, net, Total gains (losses)	0	0
Total, Total gains (losses)	(274)	(48)
Fair Value, Nonrecurring [Member]
Loans held for sale	5,575	6,186
Mortgage servicing rights, net	3,280	3,043
Impaired loans	4,244	2,888
Real estate, net	290	636
Total	13,389	12,753
Real estate, net	290	636
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Loans held for sale	0	0
Mortgage servicing rights, net	0	0
Impaired loans	0	0
Real estate, net	0	0
Total	0	0
Real estate, net	0	0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Loans held for sale	5,575	6,186
Mortgage servicing rights, net	3,280	3,043
Impaired loans	4,244	2,888
Real estate, net	290	636
Total	13,389	12,753
Real estate, net	290	636
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale	0	0
Mortgage servicing rights, net	0	0
Impaired loans	0	0
Real estate, net	0	0
Total	0	0
Real estate, net	$ 0	$ 0